NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2019
Non Controlling Interest [Abstract]
NON-CONTROLLING INTERESTS
16.
NON-CONTROLLING
INTERESTS
Brookfield Renewable’s
no
n
-controlling
interests are comprised of the following as at December 31:

(MILLIONS)	2019	2018
Participating non-controlling interests – in operating subsidiaries	$11,086	$10,289
General partnership interest in a holding subsidiary held by Brookfield	68	67
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	3,317	3,266
Preferred equity	597	568

	$15,068	$14,190

On February 24, 2019, Brookfield Renewable completed the sale of an additional 25%
non-controlling,
indirect interest in a portfolio of select Canadian hydroelectric assets to a consortium of buyers. This sale was for the same price as Brookfield Renewable’s initial 25%
non-controlling
interest sale of this portfolio disclosed in Note 31 of the 2018 annual consolidated financial statements, subject to an adjustment for dividend recapitalization completed in the fourth quarter of 2018. Cash consideration of C$331 million was received from the non-controlling
shareholders on February 28, 2019. Upon completion of the sale, Brookfield Renewable recognized a $4 million gain directly in equity. Subsequent to completion of the sale, Brookfield Renewable has continued to control and operate the assets and maintains a 50% economic interest in the portfolio.

Participating
non-controlling
interests – in operating subsidiaries
The net change in participating
non-controlling
interests – in operating subsidiaries is as follows:

(MILLIONS)	Brookfield Americas Infrastructure Fund	Brookfield Infrastructure Fund II	Brookfield Infrastructure Fund III	Brookfield Infrastructure Fund IV	Canadian Hydroelectric Portfolio	The Catalyst Group	Isagen institutional investors	Isagen public non-controlling interests	TerraForm Power public non- controlling interests	Other	Total
As at December 31, 2016	$963	$1,654	$1,085	$—	$—	$127	$1,675	$14	$—	$71	$5,589
Net income (loss)	(29)	(13)	13	—	—	12	47	—	(29)	5	6
OCI	(76)	269	111	—	—	2	78	(1)	—	—	383
Capital contributions	—	89	685	—	—	—	19	—	—	—	793
Acquisition	—	—	525	—	—	—	—	—	692	137	1,354
Distributions	(8)	(317)	(88)	—	—	(7)	(115)	—	—	(8)	(543)
Purchase of Isagen shares	—	—	(1)	—	—	—	(5)	5	—	—	(1)
Other	—	—	2	—	—	—	2	(9)	2	—	(3)

As at December 31, 2017	850	1,682	2,332	—	—	134	1,701	9	665	205	7,578
Net income	1	9	164	—	4	14	174	1	59	13	439
OCI	66	298	1,107	—	(11)	(18)	504	5	294	58	2,303
Capital contributions	—	9	235	—	293	—	—	—	—	—	537
Acquisition	—	—	—	—	—	—	—	—	—	21	21
Distributions	(17)	(81)	(324)	—	—	(6)	(167)	—	(55)	(14)	(664)
Other	—	12	(18)	—	(10)	—	—	—	39	52	75

As at December 31, 2018	900	1,929	3,496	—	276	124	2,212	15	1,002	335	10,289
Net income (loss)	—	(13)	6	6	19	17	154	1	(79)	2	113
OCI	46	134	427	(3)	61	(41)	266	2	112	—	1,004
Capital contributions	—	—	2	159	268	—	—	(2)	244	3	674
Disposals	—	(87)	—	—	—	—	—	—	—	(85)	(172)
Distributions	(24)	(120)	(332)	—	(1)	(11)	(259)	(1)	(66)	(30)	(844)
Other	—	8	20	1	(5)	—	2	(2)	(5)	3	22

As at December 31, 2019	$922	$1,851	$3,619	$163	$618	$89	$2,375	$13	$1,208	$228	$11,086

Interests held by third parties	75%-80%	43%-60%	23%-71%	72%-73%	50%	25%	53%	0.4%	39%	20%-50%
On June 11, 2018, a subsidiary of Brookfield purchased 60,975,609 shares of TerraForm Power’s common stock at a price per share of $10.66 in a private placement (“2018 Private Placement). Immediately upon completion of the 2018 Private Placement, Brookfield and its institutional partners held an approximately 65% interest in TerraForm Power. The remaining approximately 35% ownership interest was held by TerraForm Power’s public shareholders.
On August 3, 2018, TerraForm Power issued 80,084 shares of its common stock to a controlled affiliate of Brookfield and shareholder of Terraform Power in connection with the net losses incurred as a result of the final resolution of a securities class action under federal securities law. Immediately upon completion of this issuance, Brookfield and its institutional partners held an approximately 65% interest in TerraForm Power. The remaining approximately 35% ownership interest was held by TerraForm Power’s public shareholders.
On October 8, 2019, an affiliate of Brookfield purchased 2,981,514 shares of TerraForm Power’s common stock at a price per share of $16.77 in a private placement (“2019 Private Placement”). This was completed concurrent with TerraForm Power registered public offering of $250 million. Upon completion of the public offering and the 2019 Private Placement, as of December 31, 2019, Brookfield and its institutional partners held an approximately 61.5% interest in TerraForm Power. The remaining approximately 38.5% ownership interest was held by TerraForm Power’s public shareholders.

The following tables summarize certain financial information of operating subsidiaries that have non-controlling
interests that are material to Brookfield Renewable:

(MILLIONS)	Brookfield Americas Infrastructure Fund	Brookfield Infrastructure Fund II	Brookfield Infrastructure Fund III (1)	Brookfield Infrastructure Fund IV	Canadian Hydroelectric Portfolio	The Catalyst Group	Isagen (2)	TerraForm Power (3)	Other	Total
Interests held by third parties	75%-80%	43%-60%	69%-71%	72%-73%	50%	25%	76%	71.1%	20%-50%
Place of business	United States, Brazil	United States, Brazil, Europe	United States, Brazil, India, China	India, China	Canada	United States	Colombia	North America, South America, Europe	United States, Brazil, Canada, Colombia
Year ended December 31, 2017:
Revenue	$123	$430	$53	$—	$—	$135	$797	$147	$32	$1,717
Net income (loss)	(34)	(20)	18	—	—	47	89	(56)	7	51
Total comprehensive income (loss)	(133)	529	126	—	—	57	236	(57)	—	758
Net income (loss) allocated to non-controlling interests	(29)	(13)	13	—	—	12	67	(47)	3	6
Year ended December 31, 2018:
Revenue	$157	$447	$311	$—	$38	$142	$896	$815	$21	$2,827
Net income	2	17	19	—	15	56	331	213	2	655
Total comprehensive income (loss)	95	544	898	—	25	(16)	1,290	1,063	16	3,915
Net income allocated to non-controlling interests	1	9	15	—	6	14	251	142	1	439
As at December 31, 2018:
Property, plant and equipment, at fair value	$1,687	$5,553	$2,322	$—	$1,679	$875	$6,665	$9,163	$253	$28,197
Total assets	1,737	5,831	3,725	—	1,975	982	7,717	10,263	293	32,523
Total borrowings	536	1,979	838	—	924	369	1,744	5,829	70	12,289
Total liabilities	582	2,395	1,441	—	1,933	387	3,548	7,209	88	17,583
Carrying value of non-controlling interests	900	1,929	1,641	—	314	124	3,169	2,160	52	10,289
Year ended December 31, 2019:
Revenue	$155	$451	$255	$39	$96	$145	$971	$991	$29	$3,132
Net income (loss)	2	(20)	10	9	42	67	293	(207)	6	202
Total comprehensive income (loss)	61	294	359	4	138	(99)	1,007	90	17	1,871
Net income allocated to non-controlling interests	—	(13)	8	6	19	17	220	(149)	5	113
As at December 31, 2019:
Property, plant and equipment, at fair value	$1,713	$5,240	$2,508	$538	$1,849	$696	$7,352	$10,350	$261	$30,507
Total assets	1,754	5,455	3,371	662	3,486	794	8,403	11,420	268	35,613
Total borrowings	509	1,756	850	331	1,651	325	1,865	6,297	93	13,677
Total liabilities	569	2,116	1,089	439	2,045	342	3,928	8,155	114	18,797
Carrying value of non-controlling interests	922	1,852	1,622	162	651	88	3,395	2,344	50	11,086

(1)	Excludes information relating to Isagen and TerraForm Power which is presented separately.
(2)
The total third parties ownership interest in Isagen as of December 31, 2019 was 75.9% and comprised of Brookfield Infrastructure Fund III: 22.9%, Isagen Institutional investors 52.6% and other non-controlling
interests: 0.4%.

(3)
The total third parties ownership interest in TerraForm Power as of December 31, 2019 was comprised of Brookfield Infrastructure Fund III: 32.6% and TerraForm Power public non-controlling
interests: 38.5%.

General partnership interest in a holding subsidiary held by Brookfield
and
Participating
non-controlling
interests – in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Brookfield, as the owner of the 1% general partnership interest in BRELP held by Brookfield (“GP interest”), is entitled to regular distributions plus an incentive distribution based on the amount by which quarterly distributions exceed specified target levels. To the extent that LP unit distributions exceed $0.375 per LP unit per quarter, the incentive is 15% of distributions above this threshold. To the extent that quarterly LP unit distributions exceed $0.4225 per LP unit, the incentive distribution is equal to 25% of distributions above this threshold.
After the special distribution, the thresholds used for the calculation of incentive distribution rights that Brookfield is entitled to as the owner of the 1% GP interest in BRELP will be reduced on the completion of the special distribution to give effect to the special distribution, to $0.300 and $0.338, respectively. Refer to Note 34 – Subsequent events for further information.
Consolidated equity includes Redeemable/Exchangeable partnership units and the GP interest. The Redeemable/Exchangeable partnership units are held 100% by Brookfield, which at its discretion has the right to redeem these units for cash consideration. No Redeemable/Exchangeable partnership units have been redeemed for cash consideration. Since this redemption right is subject to Brookfield Renewable’s right, at its sole discretion, to satisfy the redemption request with LP units of Brookfield Renewable on a one for one basis, the Redeemable/Exchangeable partnership units are classified as equity in accordance with IAS 32, Financial Instruments: Presentation. The Redeemable/Exchangeable partnership units and GP interest are presented as non-controlling
interests since they provide Brookfield the direct economic benefits and exposures to the underlying performance of BRELP. The LP units issued by Brookfield Renewable and the Redeemable/Exchangeable partnership units issued by its subsidiary BRELP have the same economic attributes in all respects, except for the redemption right described above. The Redeemable/Exchangeable partnership units and the GP interest participate in earnings and distributions on a per unit basis equivalent to the per unit participation of the LP units of Brookfield Renewable.
As at December 31, 2019, general partnership units and Redeemable/Exchangeable partnership units outstanding were 2,651,506 units (December 31, 2018: 2,651,506 units) and 129,658,623 units (December 31, 2018: 129,658,623 units), respectively.

Distributions
The composition of the distributions are presented in the following table:

(MILLIONS)	2019	2018	2017
General partnership interest in a holding subsidiary held by Brookfield	$5	$5	$5
Incentive distribution	50	40	30

	$55	$45	$35
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	268	255	243

	$323	$300	$278

The following table summarizes certain financial information regarding
General partnership interest in a holding subsidiary held by Brookfield
and
Participating
non-controlling
interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
:

(MILLIONS)	2019	2018	2017
For the year ended December 31:
Revenue	$3,971	$3,797	$2,772
Net income	80	583	4
Comprehensive income	2,025	4,474	1,354
Net income allocated to (1) :
General partnership interest in a holding subsidiary held by Brookfield	50	41	29
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	(65)	16	(36)
As at December 31:
Property, plant and equipment, at fair value	$41,055	$38,177
Total assets	46,196	43,508
Total borrowings	17,300	16,546
Total liabilities	25,716	24,106
Carrying value of (2) :
General partnership interest in a holding subsidiary held by Brookfield	68	67
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	3,317	3,266

(1)
Allocated based on weighted-average GP interest, Redeemable/Exchangeable partnership units and LP units of 2.7 million, 129.7 million, and 178.9 million, respectively (2018: 2.7 million, 129.7 million, and 180.2 million, respectively and 2017: 2.7 million, 129.7 million, and 173.5 million, respectively).

(2)
Allocated based on outstanding GP interest, Redeemable/Exchangeable partnership units and LP units of 2.7 million, 129.7 million, and 179.0 million, respectively (2018: 2.7 million, 129.7 million and 178.8 million, respectively).

Preferred equity
Brookfield Renewable’s preferred equity as at December 31 consists of Class A Preference Shares of Brookfield Renewable Power Preferred Equity Inc. (“BRP Equity”) as follows:

	Shares outstanding	Cumulative dividend rate (%)	Earliest permitted redemption date	Dividends declared for the year ended December 31		Carrying value as at
(MILLIONS, EXCEPT AS NOTED)				2019	2018	December 31, 2019	December 31, 2018
Series 1 (C$136)	5.45	3.36	April 2020	$3	$4	$105	$100
Series 2 (C$113)(1)	4.51	4.26	April 2020	4	3	86	83
Series 3 (C$249)	9.96	4.40	July 2019	8	8	192	182
Series 5 (C$103)	4.11	5.00	April 2018	4	4	79	75
Series 6 (C$175)	7.00	5.00	July 2018	7	7	135	128

	31.03			$26	$26	$597	$568

(1)	Dividend rate represents annualized distribution based on the most recent quarterly floating rate.
The Class A Preference Shares do not have a fixed maturity date and are not redeemable at the option of the holders. As at December 31, 2019, none of the issued Class A Preference Shares have been redeemed by BRP Equity.
Class A Preference Shares – Normal Course Issuer Bid

In July 2019, Brookfield Renewable announced that the Toronto Stock Exchange had accepted a notice of its intention to commence a normal course issuer bid in connection with the outstanding Class A Preferred Limited Partnership Units. Under this normal course issuer bid, Brookfield Renewable is permitted to repurchase up to 10% of the total public float for each respective series of its Class A Preference Units. Repurchases were authorized to commence on July 9, 2019 and will terminate on July 8, 2020, or earlier should Brookfield Renewable complete its repurchases prior to such date. There were no repurchases of Class A Preferred Limited Partnership units during 2019 in connection with the normal course issuer bid.
In July 2020, the Toronto Stock Exchange accepted notice of Brookfield Renewable’s intention to renew the normal course issuer bid in connection with the outstanding Class A Preference Shares for another year to July 8, 2021, or earlier should the repurchases be completed prior to such date. Unitholders may receive a copy of the Notice of Intention for the normal course issuer bid, free of charge, by contacting Brookfield Renewable.